Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net loss	$ (13,680)	$ (17,887)	$ (165,678)
Items not affecting cash and other items:
Depreciation and amortization	8,419	9,067	12,636
Provision for loan losses	18,414	13,778	15,383
Credit facility interest expense	6,702	6,064	4,640
Debenture and other financing expense	3,324	3,518	3,225
Accretion related to debentures	687	958	1,249
Share of loss in investment accounted for using the equity method	0	8,267	78,832
Stock-based compensation expense	1,938	2,478	8,712
Revaluation (gain) loss	(1,322)	(9,628)	2,375
Impairment of goodwill	0	0	31,758
Other non-operating expense	1,007	3,408	7,509
Income tax recovery	(341)	(400)	(336)
Cash flows from (used in) operations before changes in working capital	25,148	19,623	305
Changes in:
Net issuance of loans receivable	(15,810)	(18,655)	(16,392)
Prepaid expenses, and other receivables and assets	2,022	(2,167)	(2,003)
Accounts payable, accruals and other	(2,203)	1,901	(805)
Restricted cash	(771)	(159)	(132)
Net investment in sub-lease	381	13	0
Cash (used in) provided by operating activities	8,767	556	(19,027)
Interest paid	(9,982)	(9,668)	(7,906)
Income taxes paid	(56)	(55)	(76)
Net cash used in operating activities	(1,271)	(9,167)	(27,009)
Investing activities
Investment in intangible assets	(3,175)	(3,206)	(7,482)
Purchase of marketable securities	(816)	0	(500)
Proceeds from sale of digital assets	0	0	625
Proceeds from sale of investment portfolio	200	334	(1,337)
Proceeds from sale of marketable securities	1,076	0
Purchases of property and equipment	(79)	(214)	(455)
Net cash used in investing activities	(2,794)	(3,086)	(9,149)
Financing activities
Lease liabilities – principal payments	(608)	(571)	(668)
Repayments on debentures	(2,192)	(2,393)	(2,050)
Advances on credit facility	1,904	5,344	2,548
Repayments on credit facility	(2,517)	(2,119)	(1,351)
Repurchase of common shares	(104)	(1,122)	(1,627)
Proceeds from exercise of options	0	0	69
Net cash used in financing activities	(3,517)	(861)	(3,079)
Effect of exchange rate fluctuations on cash and cash equivalents	(21)	(21)	743
Net decrease in cash and cash equivalent	(7,603)	(13,135)	(38,494)
Cash and cash equivalent, beginning of period	16,133	29,268	67,762
Cash and cash equivalent, end of period	$ 8,530	$ 16,133	$ 29,268